Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related parties
Name of Related Party	Nature of Relationship at December 31, 2021
Dandan Liu	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)

Rongfeng Cui	Former Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.

Rongbing Cui	Former Chief Financial Officer (“CFO”), Rongfeng Cui’s brother

Feng Zhang	Chief Financial Officer (“CFO”)

Yanjuan Wang	Rongfeng Cui’s wife

Yan Fu	Former Sales Vice President

Yuxiang Qi	Dandan Liu’s mother

Tide (Shanghai) Industrial Co. Ltd. (“Tide”)	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. (“Like”)	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. (“Saike”)	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm (“Kangkang Family Farm”)	Controlled by Rongfeng Cui’s father

TDH Group BVBA	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018. Dissolved in February 2021.

Qingdao Yinhe Jiutian Information Technology Co., Ltd. (“Yinhe Jiutian”)	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd. (“Hanyinhe”)	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”)	Noncontrolling shareholder of Yichong prior to September 27, 2019; Sole shareholder of Yichong after September 27, 2019

Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”)	Rongbing Cui serves as supervisor of Quanmin Chongai

LAI LINGS LENEXA	Raymond Ng is the son of Richard Ng
Products Inc.	Owned by Richard Ng
Bo Lings at Zona Rosa in the Northland	Owned by Richard Ng
Richard Ng	Richard owns 49% control of Far Ling’s Inc.

Schedule of due from related parties
	December 31,	December 31,
	2021	2020
Tide	$-	$46
Rongfeng Cui	-	44,484
Less: Allowance for credit losses	-	(44,530)
Due from related parties, net	$-	$-

Schedule of due to related parties
	December 31,	December 31,
	2021	2020
Rongbing Cui	10,979	10,724
Rongfeng Cui	216,529	31,297
Dandan Liu	75,992	-
Feng Zhang	1,568	-
Products Inc.	2,441	-
Total	$307,509	$42,021

Schedule of short term loans from related parties
	December 31,	December 31,
	2021	2020
Rongfeng Cui	$285,878	$782,773
Yuxiang Qi	269,218	172,471
Yan Fu	-	30,639
Total	$555,096	$985,883

Schedule of sales to related parties, purchases from related parties and services provided by related parties
	For the Years Ended December 31,
	2021	2020	2019
SALES TO:
Like	$-	$-	$-
Zhenyu	-	-	5,778
Quanmin Chongai	-	-	187,063
Liujiayi	-	-	-
TDH Group BVBA	-	-	-
Total Sales	$-	$-	$192,841

Schedule of accounts payable to related parties
	December 31,	December 31,
	2021	2020
Yinhe Jiutian	$122,481	$119,629
Kangkang Family Farm	5,142	5,022
Zhenyu Trading	65	64
Total	$127,668	$124,715